TAXES ON INCOME (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Line Items]
Income before taxes, as reported in the consolidated statements of income	$ 20,657	$ 20,757	$ 18,873
Statutory tax rate	25.00%	26.50%	26.50%
Theoretical tax expenses on the above amount at the Israeli statutory tax rate	$ 5,164	$ 5,501	$ 5,001
Tax adjustment in respect of different tax rates	(1,214)	(923)	80
Deferred taxes on losses for which full valuation allowance was provided in the past	(455)	131	236
Tax-deductible costs, not included in the accounting costs	(342)	(733)	0
Tax benefits in respect of prior years, net	1,262	(133)	(516)
Nondeductible expenses	(232)	177	82
Uncertain tax position and other differences	(234)	(339)	(2,576)
Income tax	$ 3,949	$ 3,681	$ 2,307